Debt - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended								1 Months Ended			1 Months Ended				1 Months Ended					1 Months Ended				1 Months Ended
	Dec. 31, 2013 Installment	Dec. 31, 2012	Dec. 31, 2011	Apr. 20, 2012	Aug. 31, 2012 April 2012	Aug. 31, 2012 January 2013	Aug. 31, 2012 January 2014	Dec. 31, 2012 Minimum	Dec. 31, 2013 Minimum Prime Rate	Dec. 31, 2013 Minimum Prime Rate Amendment	Dec. 31, 2013 Minimum LIBOR Rate	Dec. 31, 2013 Minimum LIBOR Rate Amendment	Dec. 31, 2012 Maximum	Dec. 31, 2013 Maximum Prime Rate	Dec. 31, 2013 Maximum Prime Rate Amendment	Dec. 31, 2013 Maximum LIBOR Rate	Dec. 31, 2013 Maximum LIBOR Rate Amendment	Dec. 31, 2013 Series E Preferred Stock	Dec. 31, 2013 Series E Preferred Stock Minimum	Dec. 31, 2013 Series E Preferred Stock Maximum	Dec. 31, 2013 Series D Preferred Stock	Dec. 31, 2013 Series D Preferred Stock Minimum	Dec. 31, 2013 Series D Preferred Stock Maximum	Jan. 30, 2010 Silicon Valley Bank Jan 2010 Term Loan	Mar. 31, 2012 Silicon Valley Bank March 2012 Capital Growth Term Loan	Jan. 30, 2010 Two Thousand and Ten Term Loan Installment	Mar. 31, 2012 Two Thousand Twelve Capital Growth Term Loans Installment	Dec. 31, 2013 Silicon Valley Bank Capital Growth Term Loan	Aug. 31, 2013 Silicon Valley Bank Aug 2013 Mezzanine Term Loan	Dec. 31, 2013 Silicon Valley Bank Aug 2013 Mezzanine Term Loan	Aug. 14, 2013 Silicon Valley Bank Aug 2013 Mezzanine Term Loan	Dec. 31, 2013 Silicon Valley Bank Aug 2013 Mezzanine Term Loan Minimum	Aug. 31, 2013 Silicon Valley Bank Aug 2013 Mezzanine Term Loan Series E Preferred Stock	Aug. 31, 2013 Revolving Credit Facility	Dec. 31, 2013 Revolving Credit Facility	Aug. 14, 2013 Revolving Credit Facility	Aug. 16, 2013 Silicon Valley Bank Aug 2013 Revolving Line of Credit	Aug. 31, 2012 TriplePoint 2012 Capital Growth Loan (part 1) Installment	Jun. 30, 2012 TriplePoint 2012 Capital Growth Loan (part 1) Installment	Aug. 31, 2012 Triple Point 2012 Equipment Loan	Dec. 31, 2013 Triple Point 2012 Equipment Term Loan	Jun. 21, 2013 Growth capital loan part II	Jun. 21, 2013 Growth capital loan part II Series D Preferred Stock	Jun. 21, 2013 TriplePoint June 2013 Capital Growth Loan (part II) Installment	Sep. 30, 2013 TriplePoint Aug 2013 Capital Growth Loan (part III)	Aug. 19, 2013 TriplePoint Aug 2013 Capital Growth Loan (part III)	Aug. 19, 2013 Growth capital loan part III Series E Preferred Stock
Debt Instrument [Line Items]
Term loan																								$ 2,500,000	$ 8,000,000				$ 5,000,000	$ 15,000,000									$ 6,000,000	$ 9,691,000				$ 4,000,000		$ 5,000,000
Number of monthly installments	48																									30	36											36
Term loan fixed interest rate																										6.50%			11.00%										8.50%	5.75%				8.50%		11.00%
Maturity payment interest rate																										3.50%	0.50%		2.75%										4.00%	10.00%				4.00%
Interest rate on debt																											2.75%							2.00%
Outstanding balance of term loan																												3,333,000			4,222,000						5,000,000				5,032,000
Revolving line of credit																																		15,000,000	15,000,000
Revolving line of credit maturity date																																		Aug. 13, 2015
Term loan maturity date																													Aug. 01, 2016
Borrowing under the revolving line of credit facility																																			10,778,000	10,778,000
Line of credit, available borrowing capacity	889,000
Issuance of warrants to purchase preferred stock																													90,324															33,192		51,614
Warrants, exercise price																													$ 9.69															$ 6.03		$ 9.69
Discount on Issuance of Warrants																													866,000															265,000		495,000
Expected volatility rate								56.00%					65.00%						58.00%	60.00%		55.00%	58.00%										60.00%										55.00%				60.00%
Expected life								6 years 6 months					7 years						9 years 10 months 24 days	10 years		6 years 9 months 18 days	7 years										10 years										7 years				10 years
Risk free interest rate								1.06%					1.15%						2.64%	2.71%		1.91%	2.64%										2.70%										1.90%				2.70%
Dividend yield		0.00%																0.00%			0.00%												0.00%										0.00%				0.00%
Fair value of preferred stock per share																																	$ 12.86										$ 11.41				$ 12.86
Gains (Losses) on Extinguishment of Debt, before Write off of Deferred Debt Issuance Cost																																							1,833,000
Non-cash interest expense																																							1,342,000
Interest expense	5,384,000	1,503,000	158,000																																				491,000
Percentage of margin									0.75%	0.25%	3.75%	3.25%		1.00%	0.50%	4.00%	3.50%
Cash	34,561,000	3,599,000																														10,000,000
Term of principal and interest payments																																							33					33
Available lending commitment																																								10,000,000
Additional borrowings under the plan																																										4,000,000				5,000,000
Conditional requirement for additional borrowings																																												50,000,000
Period for interest payment only																																										3 months			36 months
Fixed rate of interest for interest only period																																										9.00%
Final payment percentage amount advanced under the term loan																																														2.75%
Loan to purchase software				1,500,000
Loan to purchase software, installment payments					$ 500,000	$ 500,000	$ 500,000